united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

17605 Wright St. Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

80 Arkay Dr. Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 8/31

Date of reporting period: 2/28/17

Item 1. Reports to Stockholders.

PCS Commodity Strategy Fund

Semi-Annual Report
February 28, 2017

1-844-828-3242

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Fellow Shareholders:

We are pleased to present you with the Semi-Annual Report for the PCS Commodity Strategy Fund (the “Fund”) covering the activities of the Fund from September 1, 2016 through February 28, 2017.1 Commodities advanced during this period; the Fund’s Class I Share’s total return was +8.60%2, compared with +6.24% for the Bloomberg Commodity Total Return Index3, +9.20% for the Rogers International Commodity Index®4, and +10.01% for the S&P 500 Total Return Index5.

In attempting to replicate the Rogers International Commodity Index® methodology as the basis for obtaining exposure to the commodity futures asset class, the Fund invests in 37 futures contracts across three principal sectors: energy, metals, and agriculture. During the period, all three commodity sectors were positive. The RICI® (Rogers International Commodity Index®) Metals Sector was the best performing sector and advanced +10.31%. The Energy and Agricultural Sectors advanced +8.21% and +8.40%, respectively. The collateral and cash management portion of the investment strategy, consisting primarily of short duration U.S. Treasury obligations, did not contribute in a material fashion given the low interest rate environment in which we currently operate.

Key performance factors during the period include continuation of the reversal in the previous years’ decline in global crude oil prices, the corresponding reduction of contango forward curve conditions in energy products, strength in industrial metal prices principally due to previous mine closures, and rebalancing discipline. Contango forward curves (evidencing plentiful supply conditions) are a normal condition of futures markets, and are typically most steep when particular commodities are readily available, with close to the full costs of owning those commodities reflected in the forward pricing structure. Those commodities may also be trading in a near-term lower price ranges, which could be an advantageous period to own them. Our rebalancing methodology maintains constant weights in commodities, regardless of whether they have previously declined in price or advanced, and regardless of the forward curve condition. Investing in commodities exhibiting contango can position the fund for subsequent recoveries, despite the near-term drag on roll yield. This is what has occurred in 2016.

Outlook:

After approaching near-term lows in multiple sectors of the commodity market in early 2016, the general commodity recovery appears to be well established. It is important to remember that commodity prices tend to mean-revert over long periods of time. After experiencing protracted declines, recoveries tend to be persistent, and are typically multi-year in duration. In our last semi-annual letter to shareholders, we maintained that the environment at the time offered a better opportunity to invest in commodities. We believe that this is still the

[1]	Past performance is no guarantee of future results. Investment return and principal value will vary. Investors’ shares when redeemed may be worth more or less than original cost. Returns do not reflect the deduction of taxes a shareholder would pay on distributions or redemption of fund shares. The PCS Commodity Strategy Fund made no distributions during the period under review. The Fund’s prospectus contains more complete information, including fees, expenses and risks involved in investing in commodity futures contracts and should be read carefully before investing.

[2]	The semi-annual period reflected represents Fund performance from September 1, 2016 through February 28, 2017. The return reflected above is for Class I shares; the return during such period for Class A shares and Class C shares were +8.50% and +8.01%, respectively. Returns do not reflect the sales charges associated with each such class of shares.

[3]	The Bloomberg Commodity Index Total Return® (formerly known as the Dow Jones-UBS Commodity Index Total Return®) is an unmanaged index composed of futures contracts on physical commodities. The Index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. An investment cannot be made directly in an index.

[4]	The Rogers International Commodity Index® is a U.S. dollar-based, total return index. The Index was designed to meet the need for consistent investing in a broad based international vehicle; it represents the value of a basket of commodities consumed in the global economy, including agricultural, energy and metal products. An investment cannot be made directly in an index.

[5]	The S&P 500 Total Return Index® is an unmanaged market-value weighted index consisting of 500 stocks chosen for market size, liquidity, sector performance and other factors. The index tracks the performance of the large cap U.S. equity market. An investment cannot be made directly in an index.

case. Despite the recoveries in prices across all sectors in 2016, commodity prices are still as much as 50% lower than their previous highs, which indicates that there is still substantial upside potential to the commodity rally.

We thank you for being a shareholder in the PCS Commodity Strategy Fund.

Sincerely,

John D. Reese

CEO of Price Asset Management, LLC

3303-NLD-4/18/2017

PCS Commodity Strategy Fund
PORTFOLIO REVIEW (Unaudited)
February 28, 2017

The Fund’s performance figures* for the period ended February 28, 2017, as compared to its benchmark:

	Six Months	1 Year	Since Inception**
PCS Commodity Strategy Fund Class A	8.50%	19.66%	(10.64)%
PCS Commodity Strategy Fund Class A with load of 5.50%	2.50%	13.06%	(12.89)%
PCS Commodity Strategy Fund Class C	8.01%	18.86%	(11.16)%
PCS Commodity Strategy Fund Class I	8.60%	19.91%	(10.44)%
Bloomberg Commodity Index Total Return ***	6.03%	15.95%	(9.82)%

*	Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated December 29, 2016 including underlying funds, are 3.90%, 4.65% and 3.65% for Class A, Class C and Class I, respectively. Class A shares are subject to a maximum sales load imposed on purchases of 5.50%. The chart does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-844-828-3242.

**	Fund commenced operations on December 10, 2014.

***	The Bloomberg Commodity Index (“BCOM” or the “Index”) is designed to be a highly liquid and diversified benchmark for commodities investments. The principal potential benefits of including commodities in a diversified financial portfolio include positive returns over time and low correlation with equities and fixed income. BCOM provides broad-based exposure to commodities as an asset class, since no single commodity or commodity sector dominates the Index. Rather than being driven by micro-economic events affecting one commodity market or sector, the diversified commodity exposure of BCOM potentially reduces volatility in comparison to non-diversified commodity baskets. Investors cannot invest directly in an index or benchmark.

Portfolio Composition as of February 28, 2017	% of Net Assets
Short-Term Investments	76.00%
Other Assets in Excess of Liabilities	24.00%
100.00%

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2017

		Interest	Maturity
Principal		Rate **	Date	Value
	SHORT TERM INVESTMENTS - 76.0%
	U. S. TREASURY BILLS - 76.0%
$2,200,000	US Treasury Bill	0.4375	3/9/2017	$2,199,826
2,400,000	US Treasury Bill	0.4825	3/23/2017	2,399,328
2,400,000	US Treasury Bill	0.5475	4/27/2017	2,398,048
1,400,000	US Treasury Bill	0.5325	5/4/2017	1,398,857
1,400,000	US Treasury Bill	0.5575	5/18/2017	1,398,522
1,750,000	US Treasury Bill	0.5125	5/25/2017	1,748,169
1,750,000	US Treasury Bill	0.5225	6/1/2017	1,747,942
2,000,000	US Treasury Bill	0.5975	7/13/2017	1,996,076
3,800,000	US Treasury Bill	0.5775	7/20/2017	3,792,229
				19,078,997

	TOTAL SHORT-TERM INVESTMENTS (Cost - $19,078,997)			19,078,997

	TOTAL INVESTMENTS - 76.0% (Cost - $19,078,997) (a)			$19,078,997
	OTHER ASSETS LESS LIABILITIES - 24.0% (b)			6,036,688
	NET ASSETS - 100.00%			$25,115,685

**	Discount rate at the time of purchase.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $19,078,997 and does not differ from market value.

(b)	Includes net unrealized depreciation on open futures contracts.

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	OPEN FUTURES CONTRACTS LONG ^ - 0.3%
39	Brent Crude Future June 2017	$2,910
	(Underlying Face Amount at Value $2,216,760)
19	Brent Crude Future May 2017	(8,210)
	(Underlying Face Amount at Value $998,070)
13	Cocoa Future May 2017	(23,384)
	(Underlying Face Amount at Value $200,721)
24	Coff Robusta Future May 2017	(22,560)
	(Underlying Face Amount at Value $514,320)
64	Corn Future May 2017	12,875
	(Underlying Face Amount at Value $1,196,000)
28	Cotton Future May 2017	6,770
	(Underlying Face Amount at Value $1,068,760)
6	Frozen Concentrated OJ Future May 2017	(7,508)
	(Underlying Face Amount at Value $145,800)
3	Gasoline RBOB April 2017	(8,425)
	(Underlying Face Amount at Value $217,904)
7	Gasoline RBOB May 2017	(1,289)
	(Underlying Face Amount at Value $516,146)
7	Gold June 2017	(1,710)
	(Underlying Face Amount at Value $880,040)
3	Gold April 2017	23,600
	(Underlying Face Amount at Value $376,170)

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	OPEN FUTURES CONTRACTS LONG (Continued) ^ - 0.3%
5	Lean Hogs June 2017	$(30)
	(Underlying Face Amount at Value $155,250)
3	Lean Hogs April 2017	530
	(Underlying Face Amount at Value $81,120)
8	Live Cattle June 2017	3,080
	(Underlying Face Amount at Value $344,160)
4	Live Cattle April 2017	3,020
	(Underlying Face Amount at Value $188,680)
2	LME Copper April 2017	7,738
	(Underlying Face Amount at Value $298,475)
5	LME Copper May 2017	1,888
	(Underlying Face Amount at Value $746,688)
6	LME Lead May 2017	—
	(Underlying Face Amount at Value $112,863)
3	LME Lead April 2017	(18,338)
	(Underlying Face Amount at Value $56,406)
1	LME Nickel April 2017	24,516
	(Underlying Face Amount at Value $65,748)
3	LME Nickel May 2017	(405)
	(Underlying Face Amount at Value $197,568)
7	LME PRI Aluminum April 2017	55,581
	(Underlying Face Amount at Value $336,569)
14	LME PRI Aluminum May 2017	3,938
	(Underlying Face Amount at Value $673,750)
2	LME Tin Future April 2017	(6,793)
	(Underlying Face Amount at Value $192,150)
1	LME Tin Future May 2017	1,345
	(Underlying Face Amount at Value $96,125)
2	LME Zinc Future April 2017	(4,219)
	(Underlying Face Amount at Value $141,200)
5	LME Zinc Future May 2017	863
	(Underlying Face Amount at Value $353,188)
2	Low SU Gasoline April 2017	(2,400)
	(Underlying Face Amount at Value $98,400)
4	Low SU Gasoline May 2017	(1,500)
	(Underlying Face Amount at Value $197,500)
7	Lumber Future May 2017	25,619
	(Underlying Face Amount at Value $291,676)
1	Milk Future April 2017	(160)
	(Underlying Face Amount at Value $2,320)
27	Mill Wheat May 2017	7,138
	(Underlying Face Amount at Value $234,900)
12	Natural Gas Future April 2017	(46,420)
	(Underlying Face Amount at Value $332,880)
30	Natural Gas Future May 2017	12,880
	(Underlying Face Amount at Value $861,000)

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2017

		Unrealized
		Appreciation/
Contracts		(Depreciation)
	OPEN FUTURES CONTRACTS LONG (Continued) ^ - 0.3%
2	NY Harbor ULSD Futures April 2017	$(3,343)
	(Underlying Face Amount at Value $137,752)
4	NY Harbor ULSD Futures May 2017	(588)
	(Underlying Face Amount at Value $277,066)
10	Oat Future May 2017	1,375
	(Underlying Face Amount at Value $122,125)
1	Palladium Future June 2017	1,665
	(Underlying Face Amount at Value $77,170)
3	Platinum Future April 2017	15,310
	(Underlying Face Amount at Value $154,650)
6	Platinum Future July 2017	(1,335)
	(Underlying Face Amount at Value $310,290)
12	Rapeseed Future May 2017	3,861
	(Underlying Face Amount at Value $250,050)
10	Rough Rice May 2017	(5,880)
	(Underlying Face Amount at Value $191,300)
14	Rubber Future August 2017	(377)
	(Underlying Face Amount at Value $1,497)
6	Rubber Future July 2017	(11,882)
	(Underlying Face Amount at Value $642)
11	Silver Future May 2017	57,330
	(Underlying Face Amount at Value $1,015,300)
17	Soybean Future May 2017	(1,025)
	(Underlying Face Amount at Value $880,388)
6	Soybean Meal Future May 2017	(990)
	(Underlying Face Amount at Value $201,840)
26	Soybean Oil Future May 2017	(3,792)
	(Underlying Face Amount at Value $529,308)
11	Sugar Future May 2017	(16,027)
	(Underlying Face Amount at Value $236,914)
54	Wheat Future May 2017	17,288
	(Underlying Face Amount at Value $1,198,125)
9	White Sugar Future May 2017	(5,865)
	(Underlying Face Amount at Value $239,670)
24	WTI Crude Future April 2017	(9,100)
	(Underlying Face Amount at Value $1,296,240)
50	WTI Crude Future May 2017	810
	(Underlying Face Amount at Value $2,721,500)
		$78,375

^	All of these securities are holdings in PCS Fund Limited.

See accompanying notes to consolidated financial statements.

PCS Commodity Strategy Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
February 28, 2017

ASSETS
Investment securities:
At cost	$19,078,997
At value	19,078,997
Cash	3,334,580
Deposits with Broker for Futures	2,610,477
Receivable from investment adviser	135
Receivable for Fund Shares Sold	8,180
Unrealized appreciation on open Futures Contracts	78,375
Prepaid expenses and other assets	21,858
TOTAL ASSETS	25,132,602

LIABILITIES
Payable for fund shares purchased	3,934
Distribution (12b-1) fees payable	4,109
Payable to Related Parties	924
Accrued expenses and other liabilities	7,950
TOTAL LIABILITIES	16,917
NET ASSETS	$25,115,685

Net Assets Consist Of:
Paid in capital	$25,116,188
Accumulated net investment loss	(186,771)
Accumulated net realized gain from security transactions and future contracts	109,451
Net unrealized appreciation on future contracts and foreign exchange translations	76,817
NET ASSETS	$25,115,685

Class A Shares:
Net Assets	$12,160,809
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,561,497
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest)*	$7.79
Offering price per share (7.79/0.945)	$8.24

Class C Shares:
Net Assets	$2,400,118
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	312,196
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)*	$7.69

Class I Shares:
Net Assets	$10,554,758
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	1,348,143
Net asset value, offering and redemption price per share (Net assets/Shares of Beneficial Interest)*	$7.83

*	The Fund charges a redemption fee of 1% on redemptions of shares held for less than 30 days.

See accompanying consolidated notes to financial statements.

PCS Commodity Strategy Fund

CONSOLIDATED STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended February 28, 2017

INVESTMENT INCOME
Interest	$26,596
TOTAL INVESTMENT INCOME	26,596

EXPENSES
Investment advisory fees	74,998
Distribution (12b-1) fees
Class A	10,967
Class C	9,834
Transfer agent fees	25,398
Registration fees	22,000
Accounting services fees	16,075
Administrative services fees	15,549
Legal fees	15,387
Chief Compliance Officer Fees	11,011
Audit and tax fees	6,311
Printing and postage expenses	5,207
Trustee Fees	5,050
Custodian fees	2,967
Non 12b-1 shareholder servicing fee	981
Insurance expense	494
Miscellaneous expenses	3,389
TOTAL EXPENSES	225,618
Fees waived/expenses reimbursed by the Advisor	(100,022)
NET EXPENSES	125,596

NET INVESTMENT LOSS	(99,000)

REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS, FUTURE CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS
Net Realized Gain (Loss) from:
Security Transactions	(2,428)
Future Contracts	1,200,831
Net Realized Gain (Loss) from:	1,198,403

Net Change in Unrealized Appreciation on:
Security Transactions	3,773
Future Contracts	345,802
Net Change in Unrealized Appreciation	349,575
NET REALIZED AND UNREALIZED GAIN (LOSS) ON SECURITY TRANSACTIONS, FUTURE CONTRACTS AND FOREIGN CURRENCY TRANSLATIONS	1,547,978

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,448,978

See accompanying consolidated notes to financial statements.

PCS Commodity Strategy Fund
CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	February 28, 2017	August 31, 2016
	(Unaudited)
FROM OPERATIONS
Net investment loss	$(99,000)	$(116,793)
Net realized gain (loss) on security transactions and future contracts	1,198,403	(531,747)
Net change in unrealized appreciation (depreciation) securities, future contracts and foreign currency translations	349,575	(314,363)
Net increase (decrease) in net assets resulting from operations	1,448,978	(962,903)

FROM SHARES OF BENEFICIAL INTEREST
Class A:
Proceeds from shares sold	4,655,130	7,056,382
Redemption fee proceeds	149	112
Payments for shares redeemed	(383,373)	(176,732)
	4,271,906	6,879,762
Class C:
Proceeds from shares sold	630,500	819,899
Redemption fee proceeds	123	94
Payments for shares redeemed	(77,988)	(58,466)
	552,635	761,527
Class I:
Proceeds from shares sold	3,408,036	5,061,804
Redemption fee proceeds	877	362
Payments for shares redeemed	(525,639)	(1,599,725)
	2,883,274	3,462,441

Net increase in net assets from shares of beneficial interest	7,707,815	11,103,730

TOTAL INCREASE IN NET ASSETS	9,156,793	10,140,827

NET ASSETS
Beginning of Period	15,958,892	5,818,065
End of Period +	$25,115,685	$15,958,892
+ Includes accumulated net investment loss of:	$(186,771)	$(87,771)

SHARE ACTIVITY
Class A
Shares Sold	602,825	954,691
Shares Redeemed	(50,123)	(24,078)
Net increase in shares of beneficial interest outstanding	552,702	930,613

Class C
Shares Sold	83,345	111,763
Shares Redeemed	(10,134)	(8,275)
Net increase in shares of beneficial interest outstanding	73,211	103,488

Class I
Shares Sold	445,126	704,699
Shares Redeemed	(69,301)	(226,371)
Net increase in shares of beneficial interest outstanding	375,825	478,328

See accompanying consolidated notes to financial statements.

PCS Commodity Strategy Fund - Class A
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	February 28, 2017		August 31, 2016	August 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of year	$7.18		$8.21	$10.00
Activity from investment operations:
Net investment loss (2)	(0.04)		(0.09)	(0.08)
Net realized and unrealized gain (loss) on investments and future contracts	0.65		(0.94)	(1.71)
Total from investment operations	0.61		(1.03)	(1.79)
Redemption fees (7)	0.00		0.00	0.00
Net asset value, end of period	$7.79		$7.18	$8.21
Total return (3)	8.50%		(12.55)%	(17.90)%
Net assets, end of year (000s)	$12,161		$7,246	$642
Ratio of expenses to average net assets:
Before waiver/reimbursement (6)	2.39	% (5)	3.90%	15.33	% (5)
Net of waiver/reimbursement	1.35	% (5)	1.35%	1.35	% (5)
Ratio of net investment loss to average net assets	(1.07)	% (5)	(1.21)%	(1.35)	% (5)
Portfolio Turnover Rate	0	% (4)	0%	29,155	% (4)(8)

(1)	Class A commenced operations December 10, 2014

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Less than $0.005 per share

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all futures contracts, money market funds and U.S Treasury Bills that were traded throughout the period are excluded from the calculation. The timing of the Funds limited amount of purchases and sales of long term securities that occurred over a 3 month period produced the resulting portfolio turnover percentage that appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying consolidated notes to financial statements.

PCS Commodity Strategy Fund - Class C
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	February 28, 2017		August 31, 2016	August 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of year	$7.12		$8.20	$10.00
Activity from investment operations:
Net investment loss (2)	(0.07)		(0.14)	(0.13)
Net realized and unrealized gain (loss) on investments and future contracts	0.64		(0.94)	(1.67)
Total from investment operations	0.57		(1.08)	(1.80)
Redemption fees (7)	0.00		0.00	0.00
Net asset value, end of year	$7.69		$7.12	$8.20
Total return (3)	8.01%		(13.17)%	(18.00)%
Net assets, end of period (000s)	$2,400		$1,701	$1,111
Ratio of expenses to average net assets:
Before waiver/reimbursement (6)	3.16	% (5)	4.65%	16.08	% (5)
Net of waiver/reimbursement	2.10	% (5)	2.10%	2.10	% (5)
Ratio of net investment loss to average net assets	(1.82)	% (5)	(1.99)%	(2.10)	% (5)
Portfolio Turnover Rate	0	% (4)	0%	29,155	% (4)(8)

(1)	Class C commenced operations December 10, 2014

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Less than $0.005 per share

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all futures contracts, money market funds and U.S Treasury Bills that were traded throughout the period are excluded from the calculation. The timing of the Funds limited amount of purchases and sales of long term securities that occurred over a 3 month period produced the resulting portfolio turnover percentage that appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying consolidated notes to financial statements.

PCS Commodity Strategy Fund - Class I
CONSOLIDATED FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period Presented

	For the		For the	For the
	Six Months Ended		Year Ended	Period Ended
	February 28, 2017		August 31, 2016	August 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of year	$7.21		$8.23	$10.00
Activity from investment operations:
Net investment loss (2)	(0.03)		(0.08)	(0.07)
Net realized and unrealized gain (loss) on investments and future contracts	0.65		(0.94)	(1.70)
Total from investment operations	0.62		(1.02)	(1.77)
Redemption fees (7)	0.00		0.00	0.00
Net asset value, end of year	$7.83		$7.21	$8.23
Total return (3)	8.60%		(12.39)%	(17.70)%
Net assets, end of period (000s)	$10,555		$7,012	$4,065
Ratio of expenses to average net assets:
Before waiver/reimbursement (6)	2.15	% (5)	3.65%	15.08	% (5)
Net of waiver/reimbursement	1.10	% (5)	1.10%	1.10	% (5)
Ratio of net investment loss to average net assets	(0.82	)% (5)	(0.99)%	(1.10	)% (5)
Portfolio Turnover Rate	0	% (4)	0%	29,155	% (4)(8)

(1)	Class I commenced operations December 10, 2014

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4)	Not annualized.

(5)	Annualized.

(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(7)	Less than $0.005 per share

(8)	The portfolio turnover rate excludes investments whose maturities or expiration dates at the time of acquisition were one year or less. For this reason all futures contracts, money market funds and U.S Treasury Bills that were traded throughout the period are excluded from the calculation. The timing of the Funds limited amount of purchases and sales of long term securities that occurred over a 3 month period produced the resulting portfolio turnover percentage that appears inflated due to the nature of the calculation. Had the Fund’s core investments been included in the calculation, the turnover calculation would have been much lower.

See accompanying consolidated notes to financial statements.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2017

1.	ORGANIZATION

PCS Commodity Strategy Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Northern Lights Fund Trust II (the “Trust”), a trust organized under the laws of the State of Delaware on August 26, 2010, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek to provide long term total return. The fund commenced operations on December 10, 2014 and currently offers Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser and/or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2017 (Continued)

price by the regular pricing source), (ii) securities for which, in the judgment of the adviser or sub-adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser or sub-adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser or sub-adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser or sub-adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2017 for the Fund’s assets and liabilities measured at fair value:

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2017 (Continued)

Assets	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Bills	$—	$19,078,997	$—	$19,078,997
Total:	$—	$19,078,997	$—	$19,078,997
Derivatives:
Futures	$78,375	$—	$—	$78,375
Total:	$78,375	$—	$—	$78,375

There were no transfers into or out of Level 1, Level 2, and Level 3 during the current period presented. It is the Fund’s policy to record transfers into and out of any Level at the end of the reporting period. The Fund did not hold any Level 3 securities during the period.

Futures Contracts – The Fund is subject to equity price risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Amounts reflected as deposits with brokers in the Consolidated Statement of Assets and Liabilities include restricted balances held with the broker as collateral. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Disclosures About Offsetting Assets and Liabilities – The following table presents the Fund’s asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of February 28, 2017:

Gross Amounts Not Offset in
the Consolidated Statement of
Assets:				Assets & Liabilities
Net Amounts of
		Gross Amounts Offset	Assets Presented in
	Gross Amounts	in the Consolidated	the Consolidated		Cash
	of Recognized	Statement of Assets &	Statement of Assets	Financial	Collateral
Description	Assets	Liabilities	& Liabilities	Instruments	Pledged (1)	Net Amount

Futures Contracts	$291,930	$(213,555)	$78,375	$—	$78,375	$—

(1)	The amount is limited to the net unrealized depreciation on futures contracts balance, and accordingly, does not include excess collateral pledged. Cash collateral is included in deposits with broker for Futures on the Consolidated Statement of Assets and Liabilities.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2017 (Continued)

Derivatives Disclosure – Fair Values of Derivative Instruments in the Fund as of February 28, 2017:

	Asset Derivatives
	Statement of
Contract Type/	Assets and Liabilities
Primary Risk Exposure	Location	Fair Value

Commodity contracts:
Futures	Futures unrealized depreciation, net
	Assets - Unrealized Appreciation	291,930
	Liabilities - Unrealized Depreciation	(213,555)
		$78,375	*

*	Represents cumulative appreciation/(depreciation) on open futures contracts as reported in the Consolidated Portfolio of Investments.

The effect of Derivative Instruments on the Consolidated Statement of Operations for the year ended February 28, 2017:

			Change in
			Unrealized
		Realized	Appreciation\
Contract Type/	Location of Gain or (Loss) On	Gain on	(Depreciation)
Primary Risk Exposure	Derivatives	Derivatives	on Derivatives
Commodity contracts Futures	Net realized gain from futures contracts Net change in unrealized appreciation from futures contracts	$1,200,831	$345,802

Total		$1,200,831	$345,802

The notional value of the derivative instruments outstanding as of February 28, 2017 as disclosed in the Consolidated Portfolio of Investments and the amounts realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Consolidated Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2017 (Continued)

Consolidation of Subsidiary – PCS Fund Limited (PCSFL) – In order to achieve its investment objectives, the Fund invests up to 25% of its total assets (measured at the time of purchase) in a wholly-owned subsidiary, PCSFL, incorporated under the laws of the Cayman Islands. PCSFL acts as an investment vehicle in order to enter into certain investments for the Fund consistent with its investment objectives and policies specified in the Fund’s Prospectus and Statement of Additional Information. The consolidated financial statements of the Fund include the investment activity and financial statements of PCSFL. All intercompany balances and transactions have been eliminated in consolidation.

For tax purposes, PCSFL is an exempted Cayman investment company. PCSFL has received an undertaking from the government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, PCSFL is a Controlled Foreign Corporation which generates and is allocated no income which is considered effectively connected with U.S. trade or business and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, PCSFL’s net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund’s investment company taxable income.

PCSFL will utilize commodity futures, options on futures, swap contracts and structured notes to facilitate the Fund’s pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based products, PCSFL may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the Fund’s prospectus.

A summary of the Fund’s investment in the PCSFL is as follows:

			% Of Fund Total Net Assets
		CFC Total Net Assets at	at February 28,
	Inception Date of CFC	February 28, 2017	2017
PCS Fund Limited	12/10/2014	$ 2,991,241	11.91%

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid at least annually. Distributable net realized capital gains, if any, are declared and distributed annually.

Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Taxes – The Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for the open tax years 2015 or 2016, or expected to be taken in the Fund’s 2017 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2017 (Continued)

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended February 28, 2017, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH RELATED PARTIES

Price Asset Management, LLC., (the “Advisor”) serves as the Fund’s investment advisor. Pursuant to an Advisory Agreement with the Trust, on behalf of the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.79% of the Fund’s average daily net assets. For the six months ended February 28, 2017, the Fund incurred $74,998 in investment advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until December 31, 2017 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred(excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses such as litigation) do not exceed 1.35%, 2.10% and 1.10% for Class A, Class C and Class I shares, respectively, with respect to the average daily net assets for each share class. These amounts will herein be referred to as the “expense limitations.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and the Fund’s operating expenses are subsequently lower than their respective expense limitation, the Advisor shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for the Fund shall be suspended. For the six months ended February 28, 2017, the Advisor waived fees and reimbursed expenses of $100,022. Pursuant to the Waiver Agreement, cumulative expenses subject to recapture were $509,680 and the amounts will expire as follows on August 31, 2018 - $271,139 and August 31, 2019 - $238,541.

Distributor – The Board has adopted the Trust’s Master Distribution and Shareholder Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated at an annual rate of 0.25% and 1.00% of the average daily net assets for Class A shares and Class C shares, respectively, and is paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Fund’s shareholder accounts not otherwise required to be provided by the Advisor. For the six months ended February 28, 2017, pursuant to the Plan, Class A shares and Class C shares paid $10,967 and $9,834 respectively.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2017 (Continued)

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the six months ended February 28, 2017, the Distributor received $25,193 in underwriting commissions for sales of Class A shares, of which $2,591 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the trust are also officers of GFS, and are not paid any fees directly by the Fund for servicing in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

5.	REDEMPTION FEES

The Fund may assess a short-term redemption fee of 1.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days or if shares are redeemed for failure to maintain the Fund’s minimum account balance requirement. The redemption fee is paid directly to the Fund. For the six months ended February 28, 2017, the Fund assessed $149, $123, and $877 in redemption fees for Class A, Class C, and Class I shares, respectively.

6.	TAX COMPONENTS OF CAPITAL

As of August 31, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$—	$—	$(87,686)	$(5,915)	$(1,325,163)	$(30,717)	$(1,449,481)

The difference between book basis and tax basis unrealized depreciation, accumulated net investment loss and accumulated net realized loss from security transactions are primarily attributable to adjustments for the Fund’s wholly owned subsidiary.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $87,686.

PCS Commodity Strategy Fund
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
February 28, 2017 (Continued)

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, resulted in reclassification for the Fund for the period ended August 31, 2016 as follows:

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$(53,541)	$53,541	$—

7.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)9 of the 1940 Act. As of February 28, 2017, LPL Financial held 29.5% of the voting securities of the Fund’s shares. The Fund has no knowledge as to whether any beneficial owner included in these nominee account holds more than 25% of the voting shares of either class.

8.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Consolidated Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the consolidated financial statements.

PCS Commodity Strategy Fund
EXPENSE EXAMPLES (Unaudited)
February 28, 2017

As a shareholder of the Fund you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as disclosed in the table below.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Annualized	Expense Paid
	Account Value	Account Value	Expense	During Period
	9/1/16	2/28/17	Ratio	9/1/16-2/28/17 *
Actual
Class A	$1,000.00	$ 1,085.00	1.35%	$ 6.98
Class C	$1,000.00	$ 1,080.10	2.10%	$ 10.83
Class I	$1,000.00	$ 1,086.00	1.10%	$ 5.69

	Beginning	Ending	Annualized	Expense Paid
Hypothetical	Account Value	Account Value	Expense	During Period
(5% return before expenses)	9/1/16	2/28/17	Ratio	9/1/16-2/28/17 *
Class A	$1,000.00	$ 1,018.10	1.35%	$ 6.76
Class C	$1,000.00	$ 1,014.38	2.10%	$ 10.49
Class I	$1,000.00	$ 1,019.34	1.10%	$ 5.51

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended February 28, 2017 (181) divided by the number of days in the fiscal year (365).

FACTORS CONSIDERED BY THE TRUSTEES IN APPROVAL OF AN INVESTMENT ADVISORY AGREEMENT

At a Special meeting (the “Meeting”) of the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) held on December 16, 2015 the Board, including the disinterested Trustees (the “Independent Trustees”), considered the approval of an interim advisory agreement (“Interim Agreement”) and new advisory agreement (“New Advisory Agreement”) each between Price Asset Management, LLC (“PAM LLC” or the “New Adviser”) and the Trust on behalf of PCS Commodity Strategy Fund (the Interim Agreement and New Advisory Agreement are collectively the “Advisory Agreements”).

Based on their evaluation of the information provided by PAM LLC, in conjunction with PCS Commodity Strategy Fund’s other service providers, the Board, by a unanimous vote (including a separate vote of the Independent Trustees), approved the Price Advisory Agreement with respect to PCS Commodity Strategy Fund (the “Fund”).

In advance of the Meeting, the Board requested and received materials to assist them in considering the Interim Agreement and New Agreement. The materials provided contained information with respect to the factors enumerated below, including the Interim Agreement Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the continuation of the Price Advisory Agreement and comparative information relating to the advisory fee and other expenses of the Fund. The materials also included due diligence materials relating to PAM LLC (including due diligence questionnaires completed by PAM LLC, select financial information of PAM LLC, bibliographic information regarding PAM LLC’s key management and investment advisory personnel, and comparative fee information relating to the Fund) and other pertinent information. At the Meeting, the Independent Trustees were advised by counsel that is experienced in Investment Company Act of 1940 matters and that is independent of fund management and met with such counsel separately from fund management.

The Board then reviewed and discussed the written materials that were provided in advance of the Meeting and deliberated on the approval of the Price Advisory Agreement. The Board relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Price Advisory Agreement and the weight to be given to each such factor. The conclusions reached by the Board were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Price Advisory Agreement. In considering the approval of the Price Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

Nature, Extent and Quality of Services. As to the nature, extent, and quality of the services provided by the New Adviser to the Fund, the Trustees first discussed the Transaction and its effect on the New Adviser. The Board noted that the Interim Agreement would be needed as the Transaction is expected to be completed prior to shareholder approval of the New Advisory Agreement. The Board then reviewed materials provided by the New Adviser related to the Transaction as well as the Interim Agreement and New Advisory Agreement with the Trust, including a description of the manner in which investment decisions will be made and executed and a review of the professional personnel that would perform services for the Fund, including the team of individuals that would be primarily responsible for monitoring and executing the investment process. The Board then discussed the extent of the New Adviser’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel. The Board considered the New Adviser’s specific responsibilities in all aspects of the day-to-day management of the Fund. The Board noted that none of the New Adviser’s personnel would change, and that the investment process and day-to-day operations of the Fund would remain unchanged. Additionally, the Board received satisfactory responses from representatives of the New Adviser with respect to a series of important questions, including whether the New Adviser was involved in any lawsuits or pending regulatory actions; whether the management of other accounts would conflict with its management of the Fund; and whether the New Adviser has procedures in place to adequately allocate trades among its respective clients. The Board considered that, under the terms of the Interim Agreement and New Advisory Agreement, the New Adviser, subject to the supervision of the Board, would continue to provide the Fund with investment advice and supervision and would continuously furnish an investment program for the Fund consistent with the investment objectives and policies of the Fund. The Board reviewed the descriptions provided by the New Adviser of its practices for monitoring compliance with the Fund’s investment limitations, noting that the New Adviser’s CCO will periodically review the portfolio managers’ performance of their duties with respect to the Fund to ensure compliance under the New Adviser’s compliance program. The Board then reviewed the capitalization of the New Adviser based on financial information and other materials provided by the New Adviser and discussed such materials with the New Adviser. The Board concluded that the New Adviser would be sufficiently well-capitalized, or its new control persons or principals will have the ability to make additional contributions in order to meet its obligations to the Fund. The Board specifically noted that the Transaction would provide additional resources to the New Adviser that could potentially benefit the Fund. The Board considered that as a part of the Transaction, the management team of the New Adviser has committed to provide capital support to the New Adviser to invest in operations, to develop and support marketing activities, and to ensure that the New Adviser has capital levels adequate to meet current and expected financial commitments. The Board also concluded that the New Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures necessary to perform its duties under the Interim Agreement and New Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the New Adviser were satisfactory. The Board concluded that, overall, they were satisfied with the nature, extent, and quality of the services provided to the Fund under the old advisory agreement (“Old Advisory Agreement”) and did not expect them to change under the Interim Agreement and New Advisory Agreement.

Performance. As to performance, the Board considered the New Adviser’s past performance as well as other factors relating to the New Adviser’s track record. The Board reviewed the performance of the Fund as compared to its peer group, Morningstar category and benchmark for the one year period ending September 30, 2015. The Board noted that while the Fund’s absolute performance was poor its relative performance was good noting that the Fund had outperformed its peer group, Morningstar category and benchmark for the one period. The Trustees reviewed the performance of a private fund managed by the New Adviser using the same strategy as the Fund noting that the Fund had also outperformed the private fund for the one year period. After further discussion, the Board concluded that the New Adviser was expected to obtain an acceptable level of investment return for shareholders.

Fees and Expenses. As to the costs of the services to be provided by the New Adviser, the Board reviewed and discussed a comparison of the Fund’s advisory fee and overall expense ratio to a peer group of funds constructed by the New Adviser with similar investment objectives and strategies. The Board reviewed the contractual arrangements for the Fund noting that the New Adviser proposed to charge the Fund an advisory fee at an annual rate of 0.79% based on the average net assets of the Fund in both the Interim Agreement and New Advisory Agreement, which is the same fee as was charged by the Old Adviser under the Old Advisory Agreement. Additionally, the Board reviewed the new expense limitation agreement noting that the New Adviser had agreed to waive or limit its advisory fee and/or reimburse expenses at least until December 31, 2016, extending the Fund’s current expense limitation by a year, in order to limit net annual operating expenses, exclusive of certain fees, so as not to exceed 1.35%, 2.10%, 1.10%, 1.35% and 1.60% of the average net assets for Class A, Class C, Class I, Class N and Class R shares, respectively, and found such arrangements to be beneficial to shareholders. It was the consensus of the Board that, based on the New Adviser’s experience and expertise, and the services to be provided by the New Adviser to the Fund, the advisory fee to be charged by the New Adviser was reasonable and that the extension of the Fund’s current expense limitation under the new expense limitation agreement would be beneficial to shareholders.

Profitability. The Board also considered the level of profits that could be expected to accrue to the New Adviser with respect to the Fund based on break even and profitability reports and analyses reviewed by the Board and the selected financial information of the New Adviser provided by the New Adviser. While the data on which the profitability analysis provided to the Board was based was related to a period prior to the Transaction, the Board noted the New Adviser’s representation that it did not expect any material changes to the firm’s profitability post-Transaction. The Trustees concluded that the anticipated profits from the New Adviser’s relationship with the Fund were not excessive.

Economies of Scale. As to the extent to which the Fund will realize economies of scale as it grows, and whether the fee levels reflect these economies of scale for the benefit of investors, the Board discussed the New Adviser’s expectations for growth of the Fund and concluded that any material economies of scale would not be achieved in the near term.

Section 15(f) of the 1940 Act. The Board also determined that the conditions of Section 15(f) of the 1940 Act were applicable to the Transaction. The Board reviewed the conditions of Section 15(f) and determined that the following conditions would be complied with after the Transaction is approved by shareholders: first, for a period of three years after closing of the Transaction, at least 75% of the Board members of the Trust cannot be “interested persons” (as defined in the 1940 Act) of the New Adviser or the Old Adviser; and, second, an “unfair burden” must not be imposed upon the Fund or the shareholders as a result of the Transaction or any express or implied terms, conditions or understandings applicable thereto. The Board considered that, consistent with the first condition of Section 15(f), neither the New Adviser nor the Board was aware of any plans to alter the structure of the Board following the Transaction. Further, the Board committed to ensuring that at least 75% of the Trustees would not be “interested persons” of the New Adviser or the Old Adviser for a period of three years after the Transaction. With respect to the second condition, the Board considered that the New Advisory Agreement and Old Advisory Agreement and new expense limitation agreement and old expense limitation agreement are identical in all respects except for date of execution, effectiveness and term and that the portfolio managers and service providers for the Fund will all remain the same. Additionally, the Board noted that the New Adviser had agreed to bear all of the costs associated with the Transaction and, therefore, shareholders of the Fund would not bear any such costs. Finally, the Board noted that that the New Adviser did not and would not receive any fees from the Fund except for advisory services. Accordingly the Board concluded that the Transaction does not impose an unfair burden on the Fund or its shareholders.

Conclusion. The Board relied upon the advice of counsel, and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. Accordingly, having requested and received such information from the New Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Interim Agreement and New Advisory Agreement, and as assisted by the advice of independent counsel, the Board, including a majority of the Independent Trustees voting separately, determined that (a) the terms of each of the Interim Agreement and New Advisory Agreement are reasonable; (b) the investment advisory fee payable pursuant to each of the Interim Agreement and New Advisory Agreement is reasonable; and (c) the Interim Agreement and New Advisory Agreement are each in the best interests of the Fund and its shareholders.

Accordingly, the Board, by separate vote of the Independent Trustees and the entire Board of Trustees, unanimously approved both the Interim Agreement and New Advisory Agreement and voted to recommend the New Advisory Agreement to shareholders for approval.

SUBSEQUENT EVENT NOTICE

SHAREHOLDER MEETING

The Board of Trustees of Northern Lights Fund Trust II (the “Trust”) held a Special Meeting of the Shareholders of the PCS Commodity Strategy Fund (the “Fund”), a series of the Trust, on April 8, 2016 for the purpose of approving an Investment Advisory Agreement, by and among the Trust and Price Asset Management, LLC.

At the close of business February 1, 2016, the record date for the Special Meeting of Shareholders, there were outstanding 1,300,490 shares of beneficial interest of the Fund. Accordingly, shares represented in person and by proxy at the Special Meeting equaled 64.83% of the outstanding shares of the Fund. Therefore, a quorum was present for the Fund.

With respect to approval of a proposed Investment Advisory Agreement the following votes were cast:

For Approval: 818,100 shares voted

Against Approval: 324 shares voted

Abstained: 24,709 shares voted

Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Employment information ● Account balances	● Account transactions ● Income ● Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-402-493-4603

Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	● open an account ● give us your income information ● provide employment information	● provide account information ● give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

●    sharing for affiliates’ everyday business purposes—information about your creditworthiness

●    affiliates from using your information to market to you

●    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

●    CLS Investments, LLC

●    NorthStar Financial Services Group, LLC

●    NorthStar CTC Holdings, Inc.

●    NorthStar Topco, LLC

●    Blu Giant, LLC

●    Gemini Fund Services, LLC

●    Gemini Alternative Funds, LLC

●    Gemini Hedge Fund Services, LLC

●    Northern Lights Compliance Services, LLC

●    Northern Lights Distributors, LLC

●    Orion Advisor Services, LLC

●    Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. ● Our joint marketing partners include other financial service companies.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30th as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-844-828-3242 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-844-828-3242.

INVESTMENT ADVISOR
Price Asset Management, LLC.
141 W Jackson Blvd, Suite 1320A
Chicago, IL 60604

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust II

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive officer/President

Date 5/10/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive officer/President

Date 5/10/17

By (Signature and Title)

/s/ Erik Naviloff

Erik Naviloff, Principal Financial officer/Treasurer

Date 5/10/17